Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 185,000,000.00
Previously Paid Amount	153.10
Total Fee Amount	28,323.50
Total Offset Amount	3,390.67
Net Fee	$ 24,779.73